Cover	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	This Amendment No. 1 consists of a correction to the record date for the Company’s Annual Meeting of Stockholders, which is March 11, 2024 (not March 15, 2024, as was reflected in the definitive proxy statement initially filed on March 28, 2024).
Entity Information [Line Items]
Entity Registrant Name	Las Vegas Sands Corp.
Entity Central Index Key	0001300514